IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Credit Risk [line items]
Past due loans	$ 1,470	$ 1,976
Residential mortgages [member]
Credit Risk [line items]
Past due loans	735	1,152
Personal [member]
Credit Risk [line items]
Past due loans	168	222
Credit card [member]
Credit Risk [line items]
Past due loans	183	321
Business and government [member]
Credit Risk [line items]
Past due loans	384	$ 281
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,407
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	735
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	168
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	120
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	384
Later than three months [member]
Credit Risk [line items]
Past due loans	63
Later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	0
Later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	0
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	63
Later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	$ 0